Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	Property and Equipment
Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31
	2021	2020
Computers & equipment	$77	$77
Furniture	118	118
Leasehold improvements	48	48
Construction in progress	689	691

Property and equipment, gross	932	934
Less: Accumulated depreciation	(127)	(88)

Property and equipment, net	$805	$846
Depreciation expense

for each of the years ended December
31
,
2021
,
2020
and
2019
was $
39
 thousand, $
40
 thousand and $
40
 thousand, respectively.